TETON Westwood Equity Fund
Schedule of Investments—June 30, 2022 (Unaudited)
1
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Shares
Market
Value
COMMON STOCKS  — 95.8%
Aerospace  — 2.3%
4,590 L3Harris Technologies Inc. ............................... $ 1,109,403
Banking  — 3.9%
37,839 Bank of America Corp. ...................................... 1,177,928
9,625 Western Alliance Bancorp ................................. 679,525
1,857,453
Business Services  — 2.1%
5,089 Visa Inc., Cl. A .................................................... 1,001,973
Computer Software and Services  — 7.6%
542 Alphabet Inc., Cl. A† ......................................... 1,181,159
3,696 CACI International Inc., Cl. A† ......................... 1,041,459
5,528 Microsoft Corp. .................................................. 1,419,756
3,642,374
Diversified Industrial  — 5.9%
9,740 Eaton Corp. plc .................................................. 1,227,143
4,858 Honeywell International Inc. ............................ 844,369
26,218 Huntsman Corp. ................................................ 743,280
2,814,792
Electronics  — 2.2%
18,462 Microchip Technology Inc. ................................ 1,072,273
Energy and Energy Services  — 2.8%
7,149 EOG Resources Inc. ........................................... 789,536
5,261 Valero Energy Corp. .......................................... 559,139
1,348,675
Energy: Integrated  — 6.5%
9,238 DTE Energy Co. ................................................. 1,170,917
13,201 NextEra Energy Inc. .......................................... 1,022,549
9,160 WEC Energy Group Inc. ................................... 921,862
3,115,328
Energy: Oil  — 4.1%
4,352 Chevron Corp. ................................................... 630,082
10,607 ConocoPhillips ................................................... 952,615
7,062 Devon Energy Corp. .......................................... 389,187
1,971,884
Equipment and Supplies  — 1.0%
1,960 Danaher Corp. ................................................... 496,899
Financial Services  — 13.8%
18,930 American International Group Inc. .................. 967,891
3,073 Berkshire Hathaway Inc., Cl. B† ....................... 838,990
8,372 Blackstone Inc. ................................................... 763,778
12,147 The Charles Schwab Corp. ................................ 767,447
4,233 The Goldman Sachs Group Inc. ........................ 1,257,286
5,451 The PNC Financial Services Group Inc. ........... 860,004
9,724 The Progressive Corp. ....................................... 1,130,610
6,586,006
Food and Beverage  — 4.3%
11,216 McCormick & Co. Inc., Non-Voting ................. 933,732
6,691 PepsiCo Inc. ........................................................ 1,115,122
2,048,854
Health Care  — 13.6%
5,826 Becton, Dickinson and Co. ................................ 1,436,284
15,278 Gilead Sciences Inc. ........................................... 944,333
9,749 Johnson & Johnson ............................................ 1,730,545
1,642 McKesson Corp. ................................................. 535,637
Shares
Market
Value
3,632 UnitedHealth Group Inc. .................................. $ 1,865,504
6,512,303
Real Estate  — 4.7%
5,579 Alexandria Real Estate Equities Inc., REIT ...... 809,123
4,465 Prologis Inc., REIT ............................................. 525,307
31,151 VICI Properties Inc., REIT ................................. 927,988
2,262,418
Retail  — 10.8%
10,832 CVS Health Corp. .............................................. 1,003,693
5,404 Dollar General Corp. ......................................... 1,326,358
1,657 O'Reilly Automotive Inc.† ................................. 1,046,826
3,022 The Home Depot Inc. ........................................ 828,844
7,669 Walmart Inc. ....................................................... 932,397
5,138,118
Semiconductors  — 1.9%
9,940 Teradyne Inc. ...................................................... 890,127
Telecommunications  — 5.9%
62,004 AT&T Inc. ........................................................... 1,299,604
11,237 T-Mobile US Inc.† .............................................. 1,511,826
2,811,430
Transportation  — 2.4%
5,354 Union Pacific Corp. ............................................ 1,141,901
TOTAL COMMON STOCKS ......................... 45,822,211
SHORT TERM INVESTMENT  — 4.2%
Other Investment Companies  — 4.2%
1,983,957 Dreyfus Treasury Securities Cash
Management, 0.970%* .................................... 1,983,957
TOTAL INVESTMENTS — 100.0%
(Cost $43,255,030) ........................................... $ 47,806,168
* 1 day yield as of June 30, 2022.
† Non-income producing security.
REIT Real Estate Investment Trust